Incorporated into this filing by reference are the Fund's multiclass and Class Y shares prospectuses dated April 30, 1998 from Post-Effective Amendment No. 58 to its registration statement on Form N-1A filed April 30, 1998 (Accession No. 0001016964-98-000039).